CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 163	$ 3,806
Accounts receivable	1,112	6,103
Crude oil inventory	16,254	2,350
Prepaids and other current assets	856	1,013
Total current assets	18,385	13,272
Property, plant and equipment:
Oil and gas properties (successful efforts method of accounting), net	435,035	363,268
Other property, plant and equipment, net	752	456
Total property, plant and equipment, net	435,787	363,724
Other assets	52	11
Noncurrent assets of discontinued operations		36
Total Assets	454,224	377,043
Current liabilities:
Accounts payable	31,668	15,112
Accrued expenses	7,446	2,770
Asset retirement obligations	12,479
Notes payable - related party	6,496	6,496
Total current liabilities	58,089	17,882
Asset retirement obligations	8,122	24,832
Long-term notes payable - related party		872
Other long-term liabilities	67	55
Total liabilities	66,278	43,641
Commitments and Contingencies
Equity:
Preferred stock $0.001 par value - 50,000,000 shares authorized; none issued and outstanding as of December 31, 2013 and 2012, respectively
Common stock $0.001 par value - 1,227,894,857 shares authorized; 879,817,093 and 877,515,805 shares outstanding as of December 31, 2013 and 2012, respectively	879	877
Paid-in capital	735,959	637,674
Accumulated deficit	(348,892)	(305,367)
Accumulated other comprehensive income (loss)	0	224
Total equity - CAMAC Energy Inc.	387,946	333,408
Noncontrolling interests of discontinued operations		(6)
Total equity	387,946	333,402
Total liabilities and equity	$ 454,224	$ 377,043